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                          THE PARKSTONE ADVANTAGE FUND
                               3435 Stelzer Road
                               Columbus, OH 43219


June 3, 1999

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      The Parkstone Advantage Fund (the "Fund")
         File No. 33-65690 and 811-7850

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As Treasurer for the Funds, I hereby certify that the definitive Prospectuses for the Fund and the Fund's Statement of Additional Information, each dated April 30, 1999, each of which has been in use since May 28, 1999, which would have been filed by the Fund pursuant to Rule 497(c) do not differ from those contained in the Fund's most recent registration statement on Form N-1A, filed pursuant to EDGAR on April 30, 1999.

If you have any questions concerning this filing, please do not hesitate to contact me at (614) 470-8225.

Sincerely,


Gary Tenkman
Treasurer